NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET LOSS PER SHARE [Abstract]
Net loss attributable to holders of ordinary shares	$ (32,728)	$ (9,596)	$ (4,917)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	124,269,245	129,537,955	131,252,115
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted	124,269,245	129,537,955	131,252,115
Net loss per ordinary share-basic	$ (0.26)	$ (0.07)	$ (0.04)
Net loss per ordinary share-diluted	$ (0.26)	$ (0.07)	$ (0.04)
Weighted average number of anti-dilutive shares outstanding	15,747,929	15,269,198	14,408,559